Basis of Preparation (Details) - segment	1 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Number of reportable segments		1
Chesapeake Granite Wash Trust | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		50.80%
Sooner State Joint ABS Holdings LLC | Diversified Production LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		51.25%
Sooner State Joint ABS Holdings LLC | OCM Denali Holdings LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		48.75%
DP Lion Equity Holdco LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)	20.00%
Giant Land, LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Link Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Old Faithful Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Riverside Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%
Splendid Land LLC
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in subsidiary (as a percent)		55.00%